CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Class C Ordinary Shares shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares shares	Ordinary Shares Class C Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury Stock CNY (¥) shares	Accumulated Other Comprehensive income/(loss) CNY (¥)	Accumulated Other Comprehensive income/(loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Total Sunlands Technology Group Shareholders' Deficit CNY (¥)	Total Sunlands Technology Group Shareholders' Deficit USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Balances at Dec. 31, 2020		¥ (1,212,127)					¥ 1		¥ 1	¥ 2,367,168			¥ 96,490		¥ (3,675,129)		¥ (1,211,469)		¥ (658)
Balances (in shares) at Dec. 31, 2020 | shares							1,792,560	826,389	4,110,248			180,861
Net income/(loss) for the year		212,366													219,056		219,056		(6,690)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares				107,318		107,318	107,318		(107,318)
Share repurchase		(3,623)								(3,623)							(3,623)
Share repurchase, shares | shares				(60,325)			(60,325)					(60,325)
Share-based compensation		768								768							768
Foreign currency translation adjustments		(13,958)											(13,958)				(13,958)
Disposal of a subsidiary		2,422																	2,422
Balances at Dec. 31, 2021		(1,014,152)					¥ 1		¥ 1	2,364,313			82,532		(3,456,073)		(1,009,226)		(4,926)
Balances (in shares) at Dec. 31, 2021 | shares							1,839,553	826,389	4,002,930			241,186
Net income/(loss) for the year		643,009													643,959		643,959		(950)
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares				521,577		521,577	521,577		(521,577)
Share repurchase		(7,985)								(7,985)		¥ (117,432)					(7,985)
Share repurchase, shares | shares				(117,432)			(117,432)
Share-based compensation		7,181								7,181							7,181
Exercise of share option		10,047								10,047							10,047
Exercise of stock options, shares | shares							375,000
Dividend declared	[1]	(63,816)								(63,816)							(63,816)
Foreign currency translation adjustments		45,353											45,353				45,353
Disposal of a subsidiary		512																	512
Balances at Dec. 31, 2022		(379,851)					¥ 1		¥ 1	2,309,740			127,885		(2,812,114)		(374,487)		(5,364)
Balances (in shares) at Dec. 31, 2022 | shares				2,618,698	826,389	3,481,353	2,618,698	826,389	3,481,353			358,618
Net income/(loss) for the year		640,831	$ 90,258												640,830		640,830		1
Conversion Class C Ordinary shares to Class A Ordinary shares (Note 13), shares | shares				149,291		149,291	149,291		(149,291)
Share repurchase		(4,698)								(4,698)							(4,698)
Share repurchase, shares | shares				(65,466)			(65,466)					(65,466)
Dividend declared		(63,816)
Foreign currency translation adjustments		15,391	2,168										15,391				15,391
Disposal of a subsidiary		3,876																	3,876
Balances at Dec. 31, 2023		¥ 275,549	$ 38,810				¥ 1		¥ 1	¥ 2,305,042	$ 324,658		¥ 143,276	$ 20,180	¥ (2,171,284)	$ (305,819)	¥ 277,036	$ 39,019	¥ (1,487)	$ (209)
Balances (in shares) at Dec. 31, 2023 | shares				2,702,523	826,389	3,332,062	2,702,523	826,389	3,332,062			424,084

[1]	In June 2022, the Company's board of directors declared a special cash dividend at the amount of US$1.36 per ordinary share, or US$0.68 per ADS to holders of the ordinary shares and ADSs as of June 30, 2022. The aggregate amount of such cash dividends was RMB63,816 and was fully paid by December 31, 2023.